PGIM Real Estate Fund, Inc.
Consolidated Schedule of Investments as of March 31, 2026 (unaudited)
Description		Value
Long-Term Investments 88.3%
Private Real Estate 78.5%
AFFILIATED MAJORITY-OWNED SUBSIDIARIES
INVESTMENTS IN NON-CONSOLIDATED JOINT VENTURES(pp)
Industrial — 33.4%
1011 Buffalo Run Dr., Missouri City, Texas^	$5,978,995
1735 Jersey Avenue, North Brunswick, New Jersey^	33,761,344
2601 4th Avenue East, Shakopee, Minnesota^	43,235,374
3730 S. Main St., Pearland, Texas^	15,500,234
	98,475,947
Multifamily — 26.9%
Napa Green Apartments, Napa, California^	18,983,466
The Ardent, Mill Creek, Washington^	60,247,505
	79,230,971
Retail — 18.2%
East Gate Marketplace, Chantilly, Virginia^	25,527,741
Monarch Town Center, Miramar, Florida^	28,176,415
	53,704,156

TOTAL INVESTMENTS IN NON-CONSOLIDATED JOINT VENTURES (cost $206,768,518)(wc)	231,411,074

	Interest Rate	Maturity Date	Principal Amount (000)#
REAL ESTATE LENDING 9.8%
INVESTMENTS IN NON-AFFILIATED REAL ESTATE LOANS 9.8%
Multifamily
Capodagli NJ TOD Portfolio Mezzanine Loan, Bound Brook and Hackensack, New Jersey^(a) (cost $28,775,000)	11.000%	07/03/30	28,775	28,968,432

Total Long-Term Investments (cost $235,543,518)				260,379,506

PGIM Real Estate Fund, Inc.
Consolidated Schedule of Investments as of March 31, 2026 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 11.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.781%) (cost $32,544,449)(wc)	32,544,449	$32,544,449

TOTAL INVESTMENTS 99.3% (cost $268,087,967)		292,923,955
Series A Preferred Stock, at liquidation value (0.0)%	125	(125,000)
Other assets in excess of liabilities 0.7%		2,209,983

Net Assets 100.0%		$295,008,938

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 investment. The aggregate value of Level 3 investments is $260,379,506 and 88.3% of net assets.
(a)	The interest rate shown reflects the rate in effect through July 3, 2029; and the rate thereafter will be 11.500%.
(pp)	The Fund’s contractual ownership in the joint venture prior to the impact of promote structures ranges from 90.0% to 99.0% of the venture.
(wc)	Represents an investment affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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